LEASES (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Capital Leases
Amount of leased assets at cost under capital leases	¥ 18,858	¥ 19,706
Accumulated depreciation	7,697	6,796
Operating Leases
Lease period	2 years
Operating lease expense	357,884	183,117	174,503
Operating Leases
2015	51,957
2016	33,053
Total minimum lease payments	85,010
Capital Leases
2015	11,450
2016	3,184
2017	3,184
2018	965
Total minimum lease payments	18,783
Less amounts representing interest	300
Present value of minimum lease payments	18,483
Less current portion	11,297
Noncurrent portion	¥ 7,186